Common Stock - Stock Options Status and Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Under Option Outstanding Beginning Balance (in shares)	343,327	434,821	438,341	606,525	606,525
Canceled (in shares)				(2,214)
Forfeited (in shares)	(628)	(41,369)	(278)	(1,107)
Exercised (in shares)	(24,683)	(50,125)	(3,242)	(164,863)
Shares Under Option Outstanding Ending Balance (in shares)	318,016	343,327	434,821	438,341	318,016	606,525
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Prices, Outstanding, Beginning Balance (in dollars per share)	$ 43.44	$ 40.16	$ 40.22	$ 38.54	$ 38.54
Canceled (in dollars per share)				56.23
Forfeited (in dollars per share)	62.54	19.53	66.54	56.23
Exercised (in dollars per share)	40.86	34.79	45.42	33.70
Weighted Average Exercise Prices, Outstanding, Ending Balance (in dollars per share)	$ 43.60	$ 43.44	$ 40.16	$ 40.22	$ 43.60	$ 38.54
Weighted Average Remaining Life in Years	2 years 3 months 18 days	2 years 4 months 24 days	2 years 4 months 24 days	2 years 7 months 6 days		2 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 4	$ 8	$ 11	$ 12	$ 12
Aggregate Intrinsic Value, Exercised	0	1	0	5	6	$ 11	$ 10
Aggregate Intrinsic Value, Outstanding, Ending Balance	$ 5	$ 4	$ 8	$ 11	$ 5	$ 12